Revenue - Disaggregation of revenue (Details) $ in Thousands, t in Millions, ft³ in Billions	1 Months Ended		9 Months Ended
	Jul. 31, 2022 t	Jul. 31, 2021 t	Sep. 30, 2024 USD ($) $ / barrel	Sep. 30, 2023 USD ($)	Mar. 31, 2021 ft³
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 194,455	$ 218,750
Oil price per barrel (in usd per barrel) | $ / barrel			60
Revenue from contract with customer, excluding assessed tax, underutilization				6,600
Decrease in revenue, demurrage cost			$ 600	300
Decrease in revenue, liquidated damages			400	400
Other Operating Income (Expense)
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, underutilization				2,500
Hilli LLC
Disaggregation of Revenue [Line Items]
Capacity, cubic feet | ft³					500.0
Expected increase of capacity per annum | t	0.2	0.2
Expected capacity per annum | t	1.4
Hilli LLC | Maximum
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t	0.4
Golar Tundra [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues				13,800
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues			153,376	153,376
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues			168,563	172,985
Amortization of deferred commissioning period revenue billing			3,093	3,081
Amortization of day 1 gain			9,414	9,380
Overproduction revenue			0	4,074
Revenue from contract with customer			3,750	3,750
Other			(1,070)	(676)
Liquefaction services revenue | Sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, underutilization				4,100
Vessel management fees and other revenues
Disaggregation of Revenue [Line Items]
Total operating revenues			17,042	29,576
Management fee revenue			16,714	15,558
Service revenue			0	13,798
Other revenue			$ 328	$ 220